Business Combination (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of estimated fair value of the assets acquired at the date of acquisition
Accounts receivable	$768,005
Customer contracts	183,107
License	1,726,965
Goodwill	6,517,315
Accounts payable	(532,292)
Deferred revenue	(63,100)
$8,600,000

Schedule of supplemental unaudited pro forma combined information
June 30,
2019
Revenue	$3,937,422
Net Loss	$(3,650,641)
Loss per common share, basic and diluted	$(4.02)

	December 31,	December 31,
	2019	2018
Revenue	$7,799,626	$10,054,330
Net Loss	$(12,672,671)	$(5,472,093)
Loss per common share, basic and diluted	$(8.86)	$-